Stradley, Ronon, Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania  19103
(215) 564-8000

December 1, 2022

VIA EDGAR TRANSMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549
Attention: Jaea Hahn

RE:	Delaware Group Government Fund (the “Registrant”)
File Nos. 811-04304; 002-97889

Dear Ms. Hahn:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (the “1933 Act”) this letter serves as certification that the form of Statement of Additional Information relating to Delaware Strategic Income Fund and Delaware Emerging Markets Debt Corporate Fund (each, a “Series”) that would have been filed under paragraph (c) of Rule 497 would not have differed from that filed in Post-Effective Amendment No. 69 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A.  The Amendment was filed with the U.S. Securities and Exchange Commission (the “Commission”) electronically on November 28, 2022 for immediate effectiveness.  The definitive Prospectuses that relate to each Series were filed with the Commission pursuant to Rule 497(c) under the 1933 Act on December 1, 2022.

Please contact me at (215) 564-8099 with any questions or comments relating to this certification.

Very truly yours, /s/ Jonathan M. Kopcsik Jonathan M. Kopcsik

cc:	Michael E. Dresnin Macquarie Asset Management
Bruce G. Leto